CONVERTIBLE NOTES	3 Months Ended
Mar. 31, 2023
Convertible Notes
CONVERTIBLE NOTES

NOTE 8 - CONVERTIBLE NOTES

On March 28, 2022, we received short term financing from a private investor under a 10% Fixed Convertible Secured Promissory Note in the principal amount of $400,000 (the “Note”). The Note bears interest at a fixed rate of 10% per annum with all principal and interest due at maturity on July 31, 2022. The Note is secured by a security interest and lien on all equipment located at our Troy mine in Mariposa County, California. At the option of the investor, and at any time prior to the maturity date, the principal and interest owing under the Note may be converted into shares of our common stock at a conversion price equal to 50% of the lowest closing market price for our common stock during the five trading days preceding the conversion.

On June 8, 2022, the Company executed a 10% convertible promissory note with Fast Capital LLC (“Fast Capital”). The note is convertible at a price per share equal to the 65% of the lowest trading price of the Company’s common stock during the 20 consecutive trading days up to the date on which lender elects to convert all or part of the Note.

On February 7, 2023, the Company executed a 12% convertible promissory note with Quick Capital LLC (“Quick Capital”). The note is convertible at the lessor of 1) $0.05, or a price per share equal to the 65% of the lowest trading price of the Company’s common stock during the 20 consecutive trading days prior to the date on which lender elects to convert all or part of the Note.  In addition the Company issued Quick Capital warrants to purchase up to 1,211,111 shares of common stock. The Warrants are exercisable for shares of the Company’s common stock at a price of $0.05 per share and expire 5 five years from the date of issuance.

On February 8, 2023, the Company executed a 10% convertible promissory note with AES Capital Management, LLC (“AES”). The note is convertible at the lessor of 1) $0.02, or a price per share equal to the 65% of the lowest trading price of the Company’s common stock during the 20 consecutive trading days prior to the date on which lender elects to convert all or part of the Note.

The following table summarizes the convertible notes outstanding as of March 31, 2023:

Schedule of convertible notes
Note Holder	Date	Maturity Date	Interest	Balance June 30, 2022	Additions	Payments / Conversions	Balance March 31, 2023
Private investor	3/28/2022	7/31/2022	14%	$400,000	$–	$(15,000)	$385,000
Fast Capital LLC	6/8/2022	6/8/2023	10%	115,000	–	(115,000)	–
Quick Capital LLC	2/7/2023	11/8/2023	12%	–	60,556	–	60,556
AES Capital Management, LLC	2/8/2023	2/7/2024	10%	–	38,000	–	38,000
Total				$515,000	$98,556	$(130,000)	$483,556
Less debt discount				$(191,248)			$(81,753)
Convertible notes payable, net				$323,752			$401,803

A summary of the activity of the derivative liability for the notes above is as follows:

Schedule of derivative liabilities
Balance at June 30, 2021	$–
Increase to derivative due to new issuances	552,517
Derivative loss due to mark to market adjustment	136,714
Balance at June 30, 2022	689,231
Increase to derivative due to new issuances	150,512
Decrease to derivative due to conversion	(210,042)
Derivative loss due to mark to market adjustment	314,120
Balance at March 31, 2023	$943,821

A summary of quantitative information about significant unobservable inputs (Level 3 inputs) used in measuring the Company’s derivative liability that are categorized within Level 3 of the fair value hierarchy as of March 31, 2023, is as follows:

Schedule of fair value assumptions
Inputs	March 31, 2023	Initial Valuation
Stock price	$0.0175	$0.032 - 0.42
Conversion price	$0.0066 - 0.0086	$0.015 - 0.2995
Volatility (annual)	184.54% - 299.51%	299.13% - 381.28%
Risk-free rate	4.74% – 4.93%	0.59% - 4.93%
Dividend rate	–	–
Years to maturity	0 - .86	.34 - 1